Equity Capital and Earnings Per share - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions				12 Months Ended
	Feb. 11, 2026	Feb. 19, 2025	May 07, 2024	Dec. 31, 2025	Dec. 31, 2024
NCIB
Disclosure of Dividends [line items]
Stock repurchased and retired during period shares				54.4	82.8
Total cost of shares				$ 2,386	$ 3,212
Tax incurred on repurchases shares				$ 45	$ 60
2025 Normal Course Issuer Bid (NCIB)
Disclosure of Dividends [line items]
Shares repurchased for cancellation				48.7
Value of stock repurchased for cancellation				$ 2,138
2024 Normal Course Issuer Bid (NCIB)
Disclosure of Dividends [line items]
Shares repurchased for cancellation				5.7
Value of stock repurchased for cancellation				$ 248
Options and Deferred Share Units
Disclosure of Dividends [line items]
Number of instruments outstanding in a share based payment arrangement				9.0	12.0
Major ordinary share transactions | Common shares
Disclosure of Dividends [line items]
Dividend declared but not paid	$ 0.485
NCIB 2025
Disclosure of Dividends [line items]
Common stock shares authorized for repurchase		51.5
NCIB 2025 | Major ordinary share transactions
Disclosure of Dividends [line items]
Percentage of the company's issued and outstanding common shares		3.00%
NCIB 2024 | Top of range
Disclosure of Dividends [line items]
Common stock shares authorized for repurchase			90.0
NCIB 2024 | Major ordinary share transactions | Top of range
Disclosure of Dividends [line items]
Percentage of the company's issued and outstanding common shares			5.00%
NCIB 2024 and NCIB 2025 | Issued capital
Disclosure of Dividends [line items]
Increase decrease through treasury share transactions				$ 651	$ 990
NCIB 2024 and NCIB 2025 | Retained earnings
Disclosure of Dividends [line items]
Increase decrease through treasury share transactions				$ 1,780	$ 2,282
NCIB 2026
Disclosure of Dividends [line items]
Common stock shares authorized for repurchase	42.0
NCIB 2026 | Major ordinary share transactions | Top of range
Disclosure of Dividends [line items]
Percentage of the company's issued and outstanding common shares	2.50%